Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss)		$ 212,108	$ 270,497
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		176,512	207,728
Amortization of deferred debt cost and other debt related amortization		9,080	7,427
Other non-cash compensation costs		2,500	1,920
Net (gain) loss on sale of leasing equipment		(579)	(18,555)
Deferred income taxes		7,503	4,292
Changes in operating assets and liabilities:
Accounts receivable, net		4,592	8,929
Deferred revenue		(26,484)	(36,513)
Accounts payable and other accrued expenses		(14,840)	4,335
Equipment sold (purchased) for resale activity		(16,278)	(13,641)
Cash received (paid) for settlement of interest rate swaps		4,511	(1,663)
Cash collections on finance lease receivables, net of income earned		75,919	64,546
Other assets		(3,973)	1,059
Net cash provided by (used in) operating activities		430,571	500,361
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases		(216,636)	(100,194)
Proceeds from sale of equipment, net of selling costs		127,782	130,884
Other		(747)	572
Net cash provided by (used in) investing activities		(89,601)	31,262
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		168,900	144,264
Debt issuance costs		(12,824)	(3,546)
Borrowings under debt facilities		2,416,412	1,554,910
Payments under debt facilities and finance lease obligations		(2,628,066)	(1,206,384)
Dividends paid on preferred shares		(37,353)	(30,155)
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]	0	(25,903)
Dividends and distributions to Parent		(200,075)	(154,644)
Net cash provided by (used in) financing activities		(293,006)	278,542
Net increase (decrease) in cash, cash equivalents and restricted cash		47,964	810,165
Cash, cash equivalents and restricted cash, beginning of period		147,307	169,716
Cash, cash equivalents and restricted cash, end of period		195,271	979,881
Supplemental disclosures:
Interest paid		109,819	118,795
Income taxes paid (refunded)		29,981	10,549
Non-cash operating activities:
Right-of-use assets obtained in exchange for new operating lease liabilities		1,113	327
Supplemental non-cash investing activities:
Equipment purchases payable		10,021	100,495
Equity distribution of TCF VIII to Parent	[1]	$ 0	$ 516,306

[1]	(1) For additional information on the TCF VIII Distribution, refer to Note 2 - "Acquisitions and Other Transactions".